UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07123
BNY Mellon Advantage Funds, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
10/31
Date of reporting period:
4/30/26
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Global Real Return Fund
ITEM 1 - Reports to Stockholders

BNY Mellon Global Real Return Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Class A – DRRAX
This semi-annual shareholder report contains important information about BNY Mellon Global Real Return Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$59	1.15%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$855	201	42.12%
Portfolio Holdings (as of 4/30/26 )
Country Allocation (Based on Net Assets)

United States
46.6%
United Kingdom
11.3%
Netherlands
6.0%
Brazil
4.7%
Mexico
4.0%
New Zealand
3.6%
Canada
3.2%
France
3.0%
South Africa
2.5%
Australia
2.3%
Spain
1.5%
Germany
1.5%
Romania
1.0%
Guernsey
1.0%
Net Other Assets and Liabilities
7.8%

Allocation of Holdings (Based on Total Net Exposure)

Equity Securities - Common Stocks 121.4%
Investment Companies 94.1%
Foreign Governmental 84.5%
Forward Contracts Purchased in USD 75.1%
Corporate Bonds and Notes 51.4%
U.S. Treasury Securities 7.2%
Interest Rate Futures Long 3.1%
Equity Securities - Preferred Stocks 2.2%
Equity Futures Long 0.4%
Equity Written Put Options 0.2%
Equity Purchased Put Options -0.8
Credit Default Swap Sell Protection -5.5%
Equity Total Return Swap Paid Fixed Rate -36.7%
Interest Rate Futures Short -91.0%
Forward Contracts Sold in USD -205.6%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6278SA0426

BNY Mellon Global Real Return Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Class C – DRRCX
This semi-annual shareholder report contains important information about BNY Mellon Global Real Return Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$98	1.90%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$855	201	42.12%
Portfolio Holdings (as of 4/30/26 )
Country Allocation (Based on Net Assets)
Allocation of Holdings (Based on Total Net Exposure)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6279SA0426

BNY Mellon Global Real Return Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Class I – DRRIX
This semi-annual shareholder report contains important information about BNY Mellon Global Real Return Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$46	0.90%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$855	201	42.12%
Portfolio Holdings (as of 4/30/26 )
Country Allocation (Based on Net Assets)
Allocation of Holdings (Based on Total Net Exposure)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6280SA0426

BNY Mellon Global Real Return Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Class Y – DRRYX
This semi-annual shareholder report contains important information about BNY Mellon Global Real Return Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$44	0.85%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$855	201	42.12%
Portfolio Holdings (as of 4/30/26 )
Country Allocation (Based on Net Assets)
Allocation of Holdings (Based on Total Net Exposure)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0097SA0426

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Global Real Return Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
April 30, 2026

Class	Ticker
A	DRRAX
C	DRRCX
I	DRRIX
Y	DRRYX

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Global Real Return Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 14.0%
Cayman Islands — .3%
CSN Inova Ventures, Gtd. Notes	6.75	1/28/2028		428,000	365,267
Sable International Finance Ltd., Sr. Scd. Notes(b)	7.13	10/15/2032		2,184,000	2,180,576
					2,545,843
France — .6%
Electricite de France SA, Jr. Sub. Notes(c)	3.38	6/15/2030	EUR	2,400,000	2,674,831
Opal Bidco SAS, Sr. Scd. Bonds	5.50	3/31/2032	EUR	2,101,000	2,502,313
					5,177,144
Germany — .3%
Dynamo Newco II GmbH, Sr. Scd. Bonds(d)	6.25	10/15/2031	EUR	2,211,000	2,309,165
TK Elevator Midco GmbH, Sr. Scd. Bonds	4.38	7/15/2027	EUR	416,000	489,557
					2,798,722
Hungary — .2%
OTP Bank Nyrt, Sub. Notes	8.75	5/15/2033		1,458,000	1,538,501
Italy — .9%
Fibercop SpA, Sr. Scd. Bonds	5.38	4/15/2031	EUR	1,857,000	2,210,746
UniCredit SpA, Jr. Sub. Notes(c)	7.50	6/3/2026	EUR	4,422,000	5,212,651
					7,423,397
Japan — .1%
SoftBank Group Corp., Sr. Unscd. Notes	6.38	4/22/2030	EUR	909,000	1,077,891
Jersey — .3%
Biffa Group Holdings Ltd., Sr. Scd. Bonds	5.25	6/15/2031	EUR	2,220,000	2,580,068
Luxembourg — .4%
Ion Platform Finance Sarl, Sr. Scd. Bonds(d)	6.50	9/30/2030	EUR	2,190,000	2,153,152
Millicom International Cellular SA, Sr. Unscd. Notes	4.50	4/27/2031		1,543,000	1,441,410
					3,594,562
Mexico — .4%
Cemex SAB de CV, Sub. Notes(c)	7.20	6/10/2030		3,496,000	3,624,513
Netherlands — 5.5%
Flora Food Management BV, Sr. Scd. Bonds(d)	6.88	7/2/2029	EUR	1,671,000	1,896,910
Merrill Lynch BV, Bank Gtd. Bonds, Ser. DMB1, (EFFR +0.001% at Maturity)(e)	3.86	2/2/2027		39,836,900	40,530,746
Stellantis NV, Sub. Notes(c)	6.25	3/16/2031	EUR	2,170,000	2,500,764
Telefonica Europe BV, Gtd. Notes(c),(d)	5.75	1/15/2032	EUR	1,800,000	2,196,107
					47,124,527
Spain — .3%
Banco Bilbao Vizcaya Argentaria SA, Jr. Sub. Notes(c)	7.75	1/14/2032		2,400,000	2,546,773
Switzerland — .4%
Credit Suisse Group AG, Jr. Sub. Notes(c)	5.25	2/11/2175		9,685,000	2,421,250
Credit Suisse Group AG, Jr. Sub. Notes(c)	7.25	3/12/2075		2,650,000	662,500
					3,083,750
United Kingdom — 2.5%
Azule Energy Finance PLC, Gtd. Notes	8.13	1/23/2030		1,813,000	1,871,638
British Telecommunications PLC, Gtd. Notes	6.38	12/3/2055	GBP	1,296,000	1,765,518
Edge Finco PLC, Sr. Scd. Notes	8.13	8/15/2031	GBP	1,822,000	2,555,901
HSBC Holdings PLC, Jr. Sub. Notes(c),(d)	4.75	7/4/2029	EUR	1,834,000	2,145,186
INEOS Finance PLC, Sr. Scd. Bonds, Ser. REGs(d)	7.25	3/31/2031	EUR	2,200,000	2,510,796
Ithaca Energy North Sea PLC, Gtd. Bonds	5.50	10/1/2031	EUR	1,434,000	1,705,307

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 14.0% (continued)
United Kingdom — 2.5% (continued)
Lloyds Banking Group PLC, Jr. Sub. Notes(c),(d)	7.50	6/27/2030	GBP	1,444,000	2,001,716
Nationwide Building Society, Jr. Sub. Bonds(c)	7.88	12/20/2031	GBP	1,600,000	2,249,594
Nationwide Building Society, Jr. Sub. Notes(c)	7.50	12/20/2030	GBP	1,600,000	2,218,731
Vmed O2 UK Financing I PLC, Sr. Scd. Bonds(d)	5.63	4/15/2032	EUR	2,190,000	2,448,180
					21,472,567
United States — 1.8%
Canpack Group, Inc./CANPACK SA, Gtd. Bonds(b)	6.00	5/15/2031		2,560,000	2,562,553
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(b),(d)	7.00	2/1/2033		2,570,000	2,535,364
Crescent Energy Finance LLC, Gtd. Notes(b)	7.38	1/15/2033		2,629,000	2,692,118
NextEra Energy Capital Holdings, Inc., Gtd. Bonds	4.50	5/15/2056	EUR	2,150,000	2,437,025
OAK-Eagle Acquireco, Inc., Sr. Scd. Bonds, Ser. REGs	6.25	7/1/2033	EUR	385,000	465,574
Sword Purchaser LLC, Sr. Scd. Notes, Ser. REGs	7.25	4/15/2033	EUR	657,000	779,388
Venture Global LNG, Inc., Sr. Scd. Notes(b)	8.38	6/1/2031		2,574,000	2,684,950
Venture Global Plaquemines LNG LLC, Sr. Scd. Bonds(b)	6.13	12/15/2030		851,000	878,013
					15,034,985
Total Corporate Bonds and Notes (cost $124,074,247)					119,623,243

	Shares
Equity Securities - Common Stocks — 33.0%
Canada — .3%
Intact Financial Corp.	14,319	2,759,123
China — .9%
Contemporary Amperex Technology Co. Ltd., Cl. A	58,200	3,732,113
Tencent Holdings Ltd.	58,400	3,545,758
		7,277,871
France — 2.4%
BNP Paribas SA	43,777	4,607,308
Schneider Electric SE	12,841	4,055,367
TotalEnergies SE	125,279	11,665,250
		20,327,925
Germany — 1.1%
Bayer AG	97,953	4,373,787
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,769	2,858,054
Rheinmetall AG	1,520	2,420,858
		9,652,699
Hong Kong — .5%
AIA Group Ltd.	418,200	4,605,996
India — .2%
HDFC Bank Ltd.	223,377	1,828,660
Ireland — .5%
Jazz Pharmaceuticals PLC(f)	21,099	4,283,519
Netherlands — .5%
ASML Holding NV	3,004	4,336,580
Spain — 1.2%
Industria de Diseno Textil SA	59,362	3,556,903
Naturgy Energy Group SA	103,835	3,260,333
Repsol SA	138,599	3,708,568
		10,525,804
Taiwan — .8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	16,732	6,626,876

Description	Shares	Value ($)
Equity Securities - Common Stocks — 33.0% (continued)
United Kingdom — 3.9%
AstraZeneca PLC	26,082	4,958,717
BAE Systems PLC	136,999	3,810,041
Barclays PLC	704,772	4,115,867
Land Securities Group PLC	990,136	8,029,011
Rolls-Royce Holdings PLC	291,707	4,758,186
Shell PLC	169,188	7,651,835
		33,323,657
United States — 20.7%
Advanced Micro Devices, Inc.(f)	13,559	4,806,530
Alphabet, Inc., Cl. A	26,034	10,017,883
Amazon.com, Inc.(f)	35,300	9,356,618
AMETEK, Inc.	18,558	4,370,409
CF Industries Holdings, Inc.	16,971	2,107,798
CMS Energy Corp.(d)	44,944	3,449,004
ConocoPhillips	94,677	11,908,473
Diamondback Energy, Inc.	33,649	6,919,244
EQT Corp.	57,869	3,476,770
Exxon Mobil Corp.	86,269	13,313,895
Freeport-McMoRan, Inc.	63,732	3,682,435
GE Vernova, Inc.	3,401	3,684,847
Gilead Sciences, Inc.	32,181	4,210,562
Hubbell, Inc.	7,626	3,875,304
Ingersoll Rand, Inc.	52,080	4,159,109
Insmed, Inc.(f)	26,395	3,598,430
Johnson & Johnson	22,529	5,178,291
JPMorgan Chase & Co.	17,019	5,330,861
Marathon Petroleum Corp.	24,478	6,077,643
Marvell Technology, Inc.	19,718	3,256,428
Meta Platforms, Inc., Cl. A	9,765	5,975,301
Microsoft Corp.	10,256	4,182,192
NRG Energy, Inc.	20,527	3,193,591
NVIDIA Corp.	65,973	13,166,232
Old Republic International Corp.	95,631	3,820,458
PepsiCo, Inc.	26,857	4,256,566
SLB Ltd.	158,223	8,999,724
Texas Instruments, Inc.	17,811	5,006,316
The Estee Lauder Companies, Inc., Cl. A	39,327	3,016,774
Thermo Fisher Scientific, Inc.	7,241	3,468,149
UnitedHealth Group, Inc.	14,734	5,458,652
Western Digital Corp.(d)	8,054	3,499,624
		176,824,113
Total Equity Securities - Common Stocks (cost $226,387,582)		282,372,823

Preferred Dividend Rate (%)
Equity Securities - Preferred Stocks — .6%
South Korea — .6%
Samsung Electronics Co. Ltd. (cost $4,138,298)	0.91	46,897	5,111,267

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Exchange-Traded Funds — 10.2%
United States — 10.2%
Graniteshares Gold Trust(f),(g)	400,974	18,212,239
iShares Gold Trust(f),(g)	360,822	31,337,391
iShares Silver Trust(f),(g)	31,095	2,072,793
SPDR Gold Shares ETF(f),(g)	83,369	35,320,110
Total Exchange-Traded Funds (cost $73,752,606)		86,942,533

	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)
Foreign Governmental — 18.6%
Australia — 2.3%
Australia Government Bond, Sr. Unscd. Bonds, Ser. 144	3.75	4/21/2037	AUD	17,370,000	11,092,532
New South Wales Treasury Corp., Govt. Gtd. Notes	5.25	2/24/2038	AUD	6,560,000	4,493,718
Queensland Treasury Corp., Govt. Gtd. Bonds(b)	5.25	8/13/2038	AUD	6,586,000	4,479,286
					20,065,536
Brazil — .4%
Brazil Notas do Tesouro Nacional, Notes, Ser. F	10.00	1/1/2031	BRL	21,000,000	3,727,338
Canada — 2.0%
Canada Housing Trust No 1, Govt. Gtd. Notes(b)	3.60	12/15/2027	CAD	11,480,000	8,541,438
Canadian Government Bond, Bonds	3.25	6/1/2036	CAD	11,700,000	8,363,775
					16,905,213
Colombia — .7%
Colombia, Sr. Unscd. Bonds	5.00	9/19/2032	EUR	5,450,000	6,141,715
Mexico — 3.6%
Mexican Bonos, Bonds, Ser. M(d)	7.75	5/29/2031	MXN	564,010,000	31,011,727
New Zealand — 3.6%
New Zealand, Unscd. Bonds, Ser. 536	4.25	5/15/2036	NZD	10,590,000	6,015,888
New Zealand, Unscd. Bonds, Ser. 541	1.75	5/15/2041	NZD	34,300,000	13,275,402
New Zealand, Unscd. Bonds, Ser. 554	5.00	5/15/2054	NZD	11,900,000	6,750,355
New Zealand Local Government Funding Agency Bond, Govt. Gtd. Bonds	2.25	5/15/2031	NZD	8,080,000	4,304,049
					30,345,694
Romania — 1.0%
Romania, Sr. Unscd. Notes	5.38	6/7/2033	EUR	7,470,000	8,642,174
South Africa — 2.5%
Republic of South Africa, Bonds, Ser. R213	7.00	2/28/2031	ZAR	374,600,000	21,299,620
United Kingdom — 2.5%
United Kingdom Gilt, Bonds	4.13	1/29/2027	GBP	15,700,000	21,336,443
Total Foreign Governmental (cost $154,018,699)					159,475,460
U.S. Treasury Securities — 2.0%
U.S. Treasury Floating Rate Notes, (3 Month USBMMY +0.10%)(e)	3.72	1/31/2028		8,460,000	8,461,325
U.S. Treasury Notes	3.63	5/31/2028		8,350,000	8,306,293
Total U.S. Treasury Securities (cost $16,795,188)					16,767,618

Description/Number of Contracts	Exercise Price	Expiration Date	Notional Amount ($)
Options Purchased — .7%
Put Options — .7%
S&P 500 Index, Contracts 134	6,400	12/18/2026	85,760,000	2,130,198

Description/Number of Contracts	Exercise Price	Expiration Date	Notional Amount ($)	Value ($)
Options Purchased — .7% (continued)
Put Options — .7% (continued)
S&P 500 Index, Contracts 134	6,400	10/16/2026	85,760,000	1,536,176
S&P 500 Index, Contracts 134	6,400	11/20/2026	85,760,000	1,904,140
Total Options Purchased (cost $7,426,952)				5,570,514

Description	Annualized Yield (%)	Maturity Date		Principal Amount ($)(a)
Short-Term Investments — 4.3%
Brazil — 4.3%
Brazil Letras do Tesouro Nacional, Treasury Bills(h) (cost $31,391,013)	15.34	1/1/2030	BRL	292,344,000	36,948,158

	1-Day Yield (%)	Shares
Investment Companies — 9.5%
Closed-End Investment Companies — 4.4%
Amedeo Air Four Plus Ltd.		1,602,711	1,548,516
Greencoat UK Wind PLC		6,887,180	9,366,881
Riverstone Credit Opportunities Income PLC/The Fund		1,495,728	1,123,217
Sprott Physical Uranium Trust(f),(g)		412,976	8,651,847
The BioPharma Credit Fund PLC		11,018,592	10,356,803
The Renewables Infrastructure Group, Ltd.		7,163,244	6,739,831
			37,787,095
Registered Investment Companies — 5.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(i)	3.70	43,568,652	43,568,652
Total Investment Companies (cost $91,993,179)			81,355,747
Investment of Cash Collateral for Securities Loaned — 5.9%
Registered Investment Companies — 5.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(i) (cost $50,597,253)	3.70	50,597,253	50,597,253
Total Investments (cost $780,575,017)		98.8%	844,764,616
Cash and Receivables (Net)		1.2%	10,018,798
Net Assets		100.0%	854,783,414

ADR—American Depositary Receipt
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
EFFR—Effective Federal Funds Rate
ETF—Exchange-Traded Fund
EUR—Euro
GBP—British Pound
MXN—Mexican Peso
NZD—New Zealand Dollar
SPDR—Standard & Poor’s Depository Receipt
USBMMY—U.S. Treasury Bill Money Market Yield
USD—United States Dollar

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
ZAR—South African Rand

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, these securities amounted to $26,554,298 or 3.1% of net assets.

(c)	Security is a perpetual security with no specified maturity date. Maturity date shown is next reset date of the security.
(d)
Security, or portion thereof, on loan. At April 30, 2026, the value of the fund’s securities on loan was $51,348,060 and the value of the collateral was
$54,040,852, consisting of cash collateral of $50,597,253 and U.S. Government & Agency securities valued at $3,443,599.  In addition, the value of collateral may include pending sales that are also on loan.

(e)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(f)	Non-income producing security.
(g)	These securities are owned by the wholly-owned Subsidiary referenced in Note 1.
(h)	Security is a discount security. Income is recognized through the accretion of discount.
(i)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 10/31/2025	Purchases ($)†	Sales ($)	Value ($) 4/30/2026	Dividends/ Distributions ($)
Registered Investment Companies - 5.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 5.1%	12,936,439	241,156,941	(210,524,728)	43,568,652	347,327
Investment of Cash Collateral for Securities Loaned - 5.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 5.9%	8,934,079	69,191,048	(27,527,874)	50,597,253	11,294††
Total - 11.0%	21,870,518	310,347,989	(238,052,602)	94,165,905	358,621

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Canadian 10 Year Bond	83	6/19/2026	7,310,227(a)	7,279,265	(30,962)
Topix Bank Index	23	6/11/2026	813,940(a)	879,129	65,189
Futures Short
5 Year U.S. Treasury Note	473	6/30/2026	51,719,613	51,006,400	713,213
10 Year U.S. Treasury Note	971	6/18/2026	108,792,631	107,386,532	1,406,099
Euro-Buxl 30 Year Bond	83	6/8/2026	10,679,850(a)	10,616,063	63,787
Long Gilt	141	6/26/2026	16,952,264(a)	16,613,655	338,609
Ultra 10 Year U.S. Treasury Note	231	6/18/2026	26,751,856	26,070,517	681,339
Gross Unrealized Appreciation					3,268,236
Gross Unrealized Depreciation					(30,962)

(a)	Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

Options Written
Description/Contracts	Exercise Price	Expiration Date	Notional Amount ($)	Value ($)
Put Options:
S&P 500 Index, Contracts 48	5,400	10/16/2026	25,920,000	(204,960)
S&P 500 Index, Contracts 134	5,400	11/20/2026	72,360,000	(728,290)
S&P 500 Index, Contracts 134	5,400	12/18/2026	72,360,000	(870,062)
Total Options Written (premiums received $2,272,420)				(1,803,312)

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital, Inc.
Singapore Dollar	10,982,661	United States Dollar	8,648,459	6/11/2026	6,091
Euro	7,326,164	Japanese Yen	1,333,753,490	6/11/2026	65,167
United States Dollar	3,755,931	Turkish Lira	181,809,405	6/11/2026	(111,944)
United States Dollar	7,673,997	Canadian Dollar	10,507,782	6/11/2026	(75,443)
United States Dollar	11,250,681	British Pound	8,297,853	6/11/2026	(39,788)
CIBC World Markets Corp.
United States Dollar	10,935,998	Australian Dollar	15,594,067	6/11/2026	(282,184)
United States Dollar	21,220,451	South African Rand	350,359,402	6/11/2026	254,368
Citigroup Global Markets, Inc.
United States Dollar	50,229,116	British Pound	37,549,690	6/11/2026	(862,848)
United States Dollar	7,940,503	South Korean Won	11,773,225,437	6/11/2026	(6,637)
United States Dollar	7,253,104	Canadian Dollar	9,829,811	6/11/2026	3,665
United States Dollar	1,860,903	Euro	1,587,700	6/11/2026	(6,142)
J.P. Morgan Securities LLC
United States Dollar	90,568,907	Euro	77,566,444	6/11/2026	(644,828)
Canadian Dollar	11,557,961	United States Dollar	8,529,576	6/11/2026	(5,634)
United States Dollar	12,446,041	Japanese Yen	1,976,805,609	6/11/2026	(226,211)
RBS Securities, Inc.
Japanese Yen	896,471,752	United States Dollar	5,750,097	6/11/2026	(3,292)
United States Dollar	49,588,963	Mexican Peso	881,503,328	6/11/2026	(694,793)
United States Dollar	5,402,292	British Pound	4,070,756	6/11/2026	(136,580)
Euro	8,520,105	United States Dollar	9,820,887	6/11/2026	198,273
United States Dollar	831,585	Euro	719,295	6/11/2026	(14,265)
British Pound	2,293,830	United States Dollar	3,107,933	6/11/2026	13,165
State Street Bank & Trust Company
Canadian Dollar	11,862,634	United States Dollar	8,715,507	6/11/2026	33,130
South Korean Won	11,753,841,300	United States Dollar	8,027,977	6/11/2026	(93,921)
Turkish Lira	181,809,405	United States Dollar	3,803,146	6/11/2026	64,728
United States Dollar	8,452,418	New Zealand Dollar	14,228,941	6/11/2026	34,744
United States Dollar	8,356,651	Mexican Peso	148,749,231	6/11/2026	(128,478)
Japanese Yen	2,496,176,368	Euro	13,710,961	6/11/2026	(121,650)
United States Dollar	8,444,345	Euro	7,242,396	6/11/2026	(72,302)
United States Dollar	11,235,094	Brazilian Real	60,338,073	6/11/2026	(821,432)
Colombian Peso	16,094,736,916	United States Dollar	4,173,946	6/11/2026	207,225
United States Dollar	9,810,385	New Zealand Dollar	16,484,303	6/11/2026	58,467

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
State Street Bank & Trust Company (continued)
United States Dollar	8,439,231	South African Rand	141,362,179	6/11/2026	(20,114)
Mexican Peso	151,851,169	United States Dollar	8,479,208	6/11/2026	182,866
United States Dollar	8,412,626	South African Rand	142,175,057	6/11/2026	(95,364)
Euro	14,263,241	United States Dollar	16,601,814	6/11/2026	170,948
Japanese Yen	108,307,553	United States Dollar	686,022	6/11/2026	8,281
Euro	980,844	United States Dollar	1,130,090	6/11/2026	23,327
Euro	2,344,858	United States Dollar	2,707,312	6/11/2026	50,108
Japanese Yen	134,836,356	United States Dollar	851,003	6/11/2026	13,361
United States Dollar	424,853	Japanese Yen	66,902,081	6/11/2026	(4,021)
United States Dollar	8,369,534	Canadian Dollar	11,591,872	6/11/2026	(179,417)
Mexican Peso	151,253,789	United States Dollar	8,432,055	6/11/2026	195,942
Mexican Peso	149,442,831	United States Dollar	8,510,073	6/11/2026	14,622
South African Rand	282,728,298	United States Dollar	17,200,044	6/11/2026	(281,117)
United States Dollar	16,666,205	Canadian Dollar	23,052,194	6/11/2026	(334,680)
Turkish Lira	296,242,808	United States Dollar	6,304,568	6/11/2026	(2,198)
United States Dollar	7,652,126	Euro	6,514,248	6/11/2026	(8,260)
Euro	7,224,435	United States Dollar	8,549,729	6/11/2026	(54,203)
United States Dollar	8,557,533	British Pound	6,301,589	6/11/2026	(16,721)
Euro	814,231	United States Dollar	958,819	6/11/2026	(1,330)
United States Dollar	16,901,203	Mexican Peso	297,219,481	6/11/2026	(53,143)
United States Dollar	6,315,845	Turkish Lira	296,242,808	6/11/2026	13,476
UBS Securities LLC
United States Dollar	21,156,296	New Zealand Dollar	35,680,813	6/11/2026	47,948
Swiss Franc	216,540	Japanese Yen	43,765,958	6/11/2026	(2,155)
United States Dollar	1,050,956	Japanese Yen	164,200,430	6/11/2026	(1,646)
British Pound	2,092,227	United States Dollar	2,802,136	6/11/2026	44,651
United States Dollar	16,812,440	Euro	14,532,307	6/11/2026	(276,727)
United States Dollar	396,795	Euro	342,220	6/11/2026	(5,636)
Euro	4,370,597	United States Dollar	5,163,738	6/11/2026	(24,164)
Gross Unrealized Appreciation					1,704,553
Gross Unrealized Depreciation					(5,709,268)

Centrally Cleared Credit Default Swaps
Reference Obligations	Maturity Date	Notional Amount ($)(a)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized (Depreciation) ($)
Purchased Contracts:(b)
Markit iTraxx Europe Crossover Index Series 45, Paid 3 Month Fixed Rate of 5.00%	6/20/2031	12,874,941	(1,225,694)	(893,145)	(332,549)
Gross Unrealized Depreciation					(332,549)

(a)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(b)
If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

OTC Total Return Swaps
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount ($)	Unrealized Appreciation (Depreciation) ($)
USD - BXIINIM3 at Maturity(a)	USD Maturity Fixed at 0.60%	Barclays Capital, Inc.	11/23/2026	9,389,832	601,052
USD - BXIINIF3 at Maturity(a)	USD Maturity Fixed at 0.60%	Barclays Capital, Inc.	12/4/2026	9,534,150	1,393,742
USD - 1 Month GSVISK2S	USD Maturity Fixed at 0.00%	Goldman Sachs & Co. LLC	2/17/2027	36,529,127	804,307
USD - NIMARO at Maturity	USD 1 Month Fixed at 0.00%	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6/21/2027	29,931,724	(379,259)
Gross Unrealized Appreciation					2,799,101
Gross Unrealized Depreciation					(379,259)

GSVISK2S—GS Systematic Skew US Series 2S Excess Return Strategy
BXIINIM3—Barclays NIM3 Index
BXIINIF3—Barclays NIF3 Index
NIMARO—Newton Adaptive Risk Overlay Index
USD—United States Dollar

(a)
Underlying reference is the Index which is a basket of underlying securities listed within the Custom Basket Table. Payment to or from Counterparties is based on the underlying components of the Basket.

Custom Basket
Underlying	Effective Date	Termination Date	Volatility Strike (%)	Vega Notional	Index (%)
Barclays BXIINIF3 Index S&P 500 Variance Swap	4/24/2026	5/1/2026	16.12	41,067	100%
Barclays BXIINIM3 Index S&P 500 Variance Swap	4/27/2026	5/4/2026	15.57	8,940	100%
See notes to consolidated financial statements.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Consolidated Schedule of Investments (including securities on loan, valued at $51,348,060)—Note 1(c):
Unaffiliated issuers	686,409,112	750,598,711
Affiliated issuers	94,165,905	94,165,905
Cash		20,815,885
Cash denominated in foreign currency	11,053,468	11,126,798
Cash collateral held by broker—Note 4		8,402,821
Receivable for investment securities sold		22,726,281
Dividends, interest and securities lending income receivable		5,130,630
Unrealized appreciation on over-the-counter swap agreements—Note 4		2,799,101
Tax reclaim receivable—Note 1(b)		1,941,703
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		1,704,553
Receivable for shares of Common Stock subscribed		128,820
Prepaid expenses		75,710
		919,616,918
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		604,581
Liability for securities on loan—Note 1(c)		50,597,253
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		5,709,268
Payable for investment securities purchased		4,578,624
Outstanding options written, at value (premiums received $2,272,420)—Note 4		1,803,312
Payable for futures variation margin—Note 4		463,527
Unrealized depreciation on over-the-counter swap agreements—Note 4		379,259
Payable for shares of Common Stock redeemed		324,388
Payable for foreign tax on capital gains—Note 1(b)		133,932
Directors’ fees and expenses payable		34,170
Payable for swap variation margin—Note 4		34,149
Other accrued expenses		171,041
		64,833,504
Net Assets ($)		854,783,414
Composition of Net Assets ($):
Paid-in capital		792,697,211
Total distributable earnings (loss)		62,086,203
Net Assets ($)		854,783,414

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	28,551,957	10,332,869	571,747,893	244,150,695
Shares Outstanding	1,628,224	613,788	32,472,219	13,862,451
Net Asset Value Per Share ($)	17.54	16.83	17.61	17.61
See notes to consolidated financial statements.

CONSOLIDATED STATEMENT OF OPERATIONS
Six Months Ended April 30, 2026 (Unaudited)

Investment Income ($):
Income:
Interest	9,632,200
Cash dividends (net of $109,933 foreign taxes withheld at source):
Unaffiliated issuers	4,830,857
Affiliated issuers	347,327
Affiliated income net of rebates from securities lending—Note 1(c)	11,294
Total Income	14,821,678
Expenses:
Management fee—Note 3(a)	3,184,257
Subsidiary management fees—Note 3(a)	423,181
Shareholder servicing costs—Note 3(c)	319,933
Professional fees	163,702
Custodian fees—Note 3(c)	57,539
Directors’ fees and expenses—Note 3(d)	44,404
Registration fees	43,195
Distribution plan fees—Note 3(b)	40,650
Prospectus and shareholders’ reports	25,879
Chief Compliance Officer fees—Note 3(c)	18,832
Loan commitment fees—Note 2	10,682
Shareholder and regulatory reports service fees—Note 3(c)	10,000
Interest expense—Note 2	3,901
Miscellaneous	29,068
Total Expenses	4,375,223
Less—reduction in expenses due to undertaking—Note 3(a)	(522,325)
Net Expenses	3,852,898
Net Investment Income	10,968,780
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	77,911,327
Net realized gain (loss) on futures	1,515,008
Net realized gain (loss) on options transactions	(5,463,003)
Net realized gain (loss) on forward foreign currency exchange contracts	(4,104,386)
Net realized gain (loss) on swap agreements	(3,360,195)
Net Realized Gain (Loss)	66,498,751
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(13,541,177)
Net change in unrealized appreciation (depreciation) on futures	2,205,556
Net change in unrealized appreciation (depreciation) on options transactions	(315,781)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(7,196,225)
Net change in unrealized appreciation (depreciation) on swap agreements	6,890,504
Net change in unrealized appreciation (depreciation) on foreign capital gains tax	51,161
Net Change in Unrealized Appreciation (Depreciation)	(11,905,962)
Net Realized and Unrealized Gain (Loss) on Investments	54,592,789
Net Increase in Net Assets Resulting from Operations	65,561,569
See notes to consolidated financial statements.

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025

Operations ($):
Net investment income	10,968,780	22,099,527
Net realized gain (loss) on investments	66,498,751	75,251,923
Net change in unrealized appreciation (depreciation) on investments	(11,905,962)	93,635
Net Increase (Decrease) in Net Assets Resulting from Operations	65,561,569	97,445,085
Distributions ($):
Distributions to shareholders:
Class A	(976,667)	(1,473,909)
Class C	(325,229)	(558,097)
Class I	(21,559,794)	(32,867,937)
Class Y	(9,739,285)	(14,716,451)
Total Distributions	(32,600,975)	(49,616,394)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	2,437,324	4,825,648
Class C	143,158	593,639
Class I	47,437,965	135,643,378
Class Y	3,900,693	14,320,560
Distributions reinvested:
Class A	915,540	1,389,141
Class C	306,171	531,436
Class I	20,492,615	31,208,797
Class Y	6,583,755	8,923,777
Cost of shares redeemed:
Class A	(3,880,841)	(11,049,359)
Class C	(2,126,352)	(4,466,831)
Class I	(92,286,292)	(284,191,932)
Class Y	(29,055,773)	(67,314,747)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(45,132,037)	(169,586,493)
Total Increase (Decrease) in Net Assets	(12,171,443)	(121,757,802)
Net Assets ($):
Beginning of Period	866,954,857	988,712,659
End of Period	854,783,414	866,954,857

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025

Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	142,490	304,731
Shares issued for distributions reinvested	55,153	91,092
Shares redeemed	(226,413)	(702,329)
Net Increase (Decrease) in Shares Outstanding	(28,770)	(306,506)
Class C(a)
Shares sold	8,665	39,941
Shares issued for distributions reinvested	19,160	36,176
Shares redeemed	(129,341)	(295,325)
Net Increase (Decrease) in Shares Outstanding	(101,516)	(219,208)
Class I(b)
Shares sold	2,771,128	8,606,541
Shares issued for distributions reinvested	1,230,050	2,039,791
Shares redeemed	(5,395,719)	(18,039,181)
Net Increase (Decrease) in Shares Outstanding	(1,394,541)	(7,392,849)
Class Y(b)
Shares sold	226,657	901,406
Shares issued for distributions reinvested	395,183	583,254
Shares redeemed	(1,711,139)	(4,332,851)
Net Increase (Decrease) in Shares Outstanding	(1,089,299)	(2,848,191)

(a)
During the period ended April 30, 2026, 5,283 Class C shares representing $87,749 were automatically converted to 5,081 Class A shares and during the period ended October 31, 2025, 1,762 Class C shares representing $26,848 were automatically converted to 1,689 Class A shares.

(b)
During the period ended April 30, 2026, 38,414 Class Y shares representing $655,956 were exchanged for 38,432 Class I shares and during the period ended
October 31, 2025, 155,604 Class Y shares representing $2,503,707 were exchanged for 155,702 Class I shares.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
Class A Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	16.86	15.88	13.78	15.60	17.62	15.56
Investment Operations:
Net investment income(a)	.20	.34	.42	.35	.13	.11
Net realized and unrealized gain (loss) on investments	1.09	1.42	1.68	(.82 )	(1.89)	2.15
Total from Investment Operations	1.29	1.76	2.10	(.47 )	(1.76)	2.26
Distributions:
Dividends from net investment income	(.61 )	(.78 )	-	(1.35)	(.26 )	(.20 )
Net asset value, end of period	17.54	16.86	15.88	13.78	15.60	17.62
Total Return (%)(b)	7.83 (c)	11.51	15.07	(3.39)	(10.16)	14.60
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(d)	1.28 (e)	1.20	1.21	1.16	1.11	1.15
Ratio of net expenses to average net assets(d),(f)	1.15 (e)	1.15 (g)	1.15 (g)	1.13 (g)	1.09 (g)	1.10
Ratio of net investment income to average net assets(d),(f)	2.34 (e)	2.18 (g)	2.73 (g)	2.38 (g)	.77 (g)	.66
Portfolio Turnover Rate	42.12 (c)	119.04	77.47	77.27	73.19	71.67
Net Assets, end of period ($ x 1,000)	28,552	27,933	31,188	34,135	67,259	73,055

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Amount does not include the expenses of the underlying funds.
(e)	Annualized.
(f)	Amount inclusive of reduction in expenses due to undertaking.
(g)	Amount inclusive of reduction in fees due to earnings credits.
See notes to consolidated financial statements.

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
Class C Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	16.14	15.20	13.28	15.06	17.04	15.06
Investment Operations:
Net investment income (loss)(a)	.13	.22	.29	.23	(.01 )	(.02 )
Net realized and unrealized gain (loss) on investments	1.03	1.34	1.63	(.78 )	(1.83)	2.08
Total from Investment Operations	1.16	1.56	1.92	(.55 )	(1.84)	2.06
Distributions:
Dividends from net investment income	(.47 )	(.62 )	-	(1.23)	(.14 )	(.08 )
Net asset value, end of period	16.83	16.14	15.20	13.28	15.06	17.04
Total Return (%)(b)	7.42 (c)	10.63	14.29	(4.17)	(10.84)	13.72
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(d)	2.04 (e)	1.97	1.97	1.94	1.89	1.93
Ratio of net expenses to average net assets(d),(f)	1.90 (e)	1.90 (g)	1.90 (g)	1.90 (g)	1.87 (g)	1.88
Ratio of net investment income (loss) to average net assets(d),(f)	1.57 (e)	1.44 (g)	1.98 (g)	1.61 (g)	(.03 )(g)	(.12 )
Portfolio Turnover Rate	42.12 (c)	119.04	77.47	77.27	73.19	71.67
Net Assets, end of period ($ x 1,000)	10,333	11,542	14,201	19,737	30,939	37,947

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Amount does not include the expenses of the underlying funds.
(e)	Annualized.
(f)	Amount inclusive of reduction in expenses due to undertaking.
(g)	Amount inclusive of reduction in fees due to earnings credits.
See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
Class I Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	16.95	15.97	13.84	15.67	17.69	15.62
Investment Operations:
Net investment income(a)	.22	.39	.45	.38	.16	.15
Net realized and unrealized gain (loss) on investments	1.09	1.41	1.70	(.81 )	(1.89)	2.15
Total from Investment Operations	1.31	1.80	2.15	(.43 )	(1.73)	2.30
Distributions:
Dividends from net investment income	(.65 )	(.82 )	(.02 )	(1.40)	(.29 )	(.23 )
Net asset value, end of period	17.61	16.95	15.97	13.84	15.67	17.69
Total Return (%)	7.94 (b)	11.76	15.39	(3.17)	(9.97)	14.83
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(c)	1.04 (d)	.97	.96	.94	.90	.94
Ratio of net expenses to average net assets(c),(e)	.90 (d)	.90 (f)	.90 (f)	.90 (f)	.88 (f)	.89
Ratio of net investment income to average net assets(c),(e)	2.59 (d)	2.44 (f)	2.98 (f)	2.60 (f)	.97 (f)	.86
Portfolio Turnover Rate	42.12 (b)	119.04	77.47	77.27	73.19	71.67
Net Assets, end of period ($ x 1,000)	571,748	573,907	658,862	1,034,484	2,479,355	2,667,773

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Amount does not include the expenses of the underlying funds.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to consolidated financial statements.

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
Class Y Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	16.96	15.98	13.87	15.70	17.73	15.64
Investment Operations:
Net investment income(a)	.22	.40	.46	.40	.18	.17
Net realized and unrealized gain (loss) on investments	1.09	1.41	1.70	(.82 )	(1.91)	2.16
Total from Investment Operations	1.31	1.81	2.16	(.42 )	(1.73)	2.33
Distributions:
Dividends from net investment income	(.66 )	(.83 )	(.05 )	(1.41)	(.30 )	(.24 )
Net asset value, end of period	17.61	16.96	15.98	13.87	15.70	17.73
Total Return (%)	7.96 (b)	11.84	15.44	(3.12)	(9.87)	15.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(c)	.95 (d)	.87	.87	.84	.81	.84
Ratio of net expenses to average net assets(c),(e)	.85 (d)	.83 (f)	.84 (f)	.81 (f)	.79 (f)	.79
Ratio of net investment income to average net assets(c),(e)	2.64 (d)	2.51 (f)	3.03 (f)	2.71 (f)	1.07 (f)	.97
Portfolio Turnover Rate	42.12 (b)	119.04	77.47	77.27	73.19	71.67
Net Assets, end of period ($ x 1,000)	244,151	253,574	284,462	528,812	934,867	1,014,628

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Amount does not include the expenses of the underlying funds.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Global Real Return Fund (the “fund”) is a separate diversified series of BNY Mellon Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek total return (consisting of capital appreciation and income). BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management Limited (the “Sub-Adviser” or “NIM”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management North America, LLC (“NIMNA”), which enables NIMNA to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIMNA is subject to the supervision of NIM and the Adviser. NIMNA is also an affiliate of the Adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA is an indirect subsidiary of BNY.
The fund may gain investment exposure to global commodity markets through investments in GRR Commodity Fund Ltd., (the “Subsidiary”), a wholly-owned and controlled subsidiary of the fund organized under the laws of the Cayman Islands. The Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of the fund. The Adviser serves as investment adviser for the Subsidiary, the Sub-Adviser serves as the Subsidiary’s sub-investment advisor and Citibank N.A. serves as the Subsidiary’s custodian. The financial statements have been consolidated and include the accounts of the fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the fund and the Subsidiary, comprising the entire issued share capital of the Subsidiary, with the intent that the fund will remain the sole shareholder and retain all rights. Under the Amended and Restated Memorandum and Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The following summarizes the structure and relationship of the Subsidiary at April 30, 2026:
Subsidiary Activity
Consolidated Fund Net Assets ($)	854,783,414
Subsidiary Percentage of Fund Net Assets	13.55%
Subsidiary Financial Statement Information ($)
Total Assets	115,894,839
Total Liabilities	107,652
Net Assets	115,787,187
Total Income	-
Total Expenses	475,170
Net Investment (Loss)	(475,170)
Net Realized Gain (Loss)	22,999,196
Net Change in Unrealized Appreciation (Depreciation)	471,216
Net Realized and Unrealized Gain (Loss) on Investments	23,470,412
Net Increase in Net Assets Resulting from Operations	22,995,242
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 550 million shares of $.001 par value of Common Stock. The fund currently has authorized four classes of shares: Class A (45 million shares authorized), Class C (45 million shares authorized), Class I (255 million shares authorized) and Class Y (205 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear distribution and/or shareholder services plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no distribution or shareholder services plan fees. Class Y shares are sold at net asset value per

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)
share generally to institutional investors, and bear no distribution or shareholder services plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Company are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s consolidated financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Company’s Board of Directors (the “Board”). Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Equity investments, including option contracts and ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)
which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Company’s Board of Directors (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
Forward foreign currency exchange contracts (“forward contracts”) generally are valued using the forward rate obtained from a Service and are categorized within Level 2 of the fair value hierarchy. Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy. Investments in swap agreements are valued each business day by a Service. Swap agreements are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.
The following is a summary of the inputs used as of April 30, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds and Notes	—	119,623,243	—	119,623,243
Equity Securities - Common Stocks	190,493,631	91,879,192††	—	282,372,823
Equity Securities - Preferred Stocks	—	5,111,267††	—	5,111,267
Exchange-Traded Funds	86,942,533	—	—	86,942,533
Foreign Governmental	—	196,423,618	—	196,423,618
U.S. Treasury Securities	—	16,767,618	—	16,767,618
Investment Companies	102,817,752	29,135,248††	—	131,953,000
	380,253,916	458,940,186	—	839,194,102

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($) (continued)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	—	1,704,553	—	1,704,553
Futures†††	3,268,236	—	—	3,268,236
Options Purchased	5,570,514	—	—	5,570,514
Swap Agreements†††	—	2,799,101	—	2,799,101
	8,838,750	4,503,654	—	13,342,404
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	—	(5,709,268)	—	(5,709,268)
Futures†††	(30,962)	—	—	(30,962)
Options Written	(1,803,312)	—	—	(1,803,312)
Swap Agreements†††	—	(711,808)	—	(711,808)
	(1,834,274)	(6,421,076)	—	(8,255,350)

†	See Consolidated Schedule of Investments for additional detailed categorizations, if any.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
†††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Consolidated Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Consolidated Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2026, if any, are disclosed in the fund’s Consolidated Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Consolidated Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Consolidated Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)
loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2026, BNY earned $1,540 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Consolidated Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Consolidated Statement of Assets and Liabilities. As of April 30, 2026, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Consolidated Statement of Assets and Liabilities	51,348,060
Collateral (received)/posted not offset in the Consolidated Statement of Assets and Liabilities	(51,348,060)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Consolidated Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company infor

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)
mation, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.
Subsidiary Risk: To the extent the fund invests in the subsidiary, the fund will be indirectly exposed to the risks associated with the subsidiary’s investments. The subsidiary principally invests in commodity-related instruments, including futures and options contracts, swap agreements and pooled investment vehicles that invest in commodities, and the fund’s investment in the subsidiary is subject to the same risks that apply to similar investments if held directly by the fund. Changes in applicable laws governing the subsidiary could prevent the fund or the subsidiary from operating as described in the offering documents and could negatively affect the fund and its shareholders. There also may be federal income tax risks associated with the fund’s investment in the subsidiary.
Derivatives Risk: A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the  fund’s use of derivatives may result in losses to the  fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the  fund will not correlate with the underlying assets or the fund’s other investments in the manner intended.
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Code. Therefore, the fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the fund in the current period nor carried forward to offset taxable income in future periods.
As of and during the period ended April 30, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Consolidated Statement of Operations. During the period ended April 30, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended October 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $22,631,820 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2025. These short-term capital losses can be carried forward for an unlimited period.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)
The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2025 was as follows: ordinary income $49,616,394. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Consolidated Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Consolidated Statement of Assets and Liabilities, investments held in the Consolidated Schedule of Investments, results of operations and significant segment expenses in the Consolidated Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Consolidated Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended April 30, 2026, the fund was charged $3,901 for interest expense. These fees are included in Interest expense in the Consolidated Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended April 30, 2026 was approximately $169,613 with a related weighted average annualized interest rate of 4.64%. As of April 30, 2026, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) The Adviser has entered into separate management agreements with the fund and the Subsidiary pursuant to which the Adviser receives a management fee computed at the annual rate of .75% of the value of the average daily net assets of each of the fund and the Subsidiary which is payable monthly. The Adviser has contractually agreed for so long as the fund invests in the Subsidiary, to waive the management fee it receives from the fund in an amount equal to the management fee paid to the Adviser by the Subsidiary. The reduction in expenses, pursuant to the undertaking, amounted to $423,181 during the period ended April 30, 2026.
In addition, the Adviser has contractually agreed, from November 1, 2025 through February 27, 2027, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed ..90% of the value of the fund’s average daily net assets. On or after February 27, 2027, the Adviser may terminate this expense limitation agreement at any time. Because “acquired fund fees and expenses” are incurred indirectly by the fund, as a result of its investments in underlying funds, such fees and expenses are not included in the expense limitation. The reduction in expenses, pursuant to the undertaking, amounted to $99,144 during the period ended April 30, 2026.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.
During the period ended April 30, 2026, the Distributor retained $18 from commissions earned on sales of the fund’s Class A shares and $349 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the distribution plan adopted pursuant to Rule 12b-1 under the Act (the “Distribution Plan”), Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more service agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to service agents and the basis on which such payments are made. During the period ended April 30, 2026, Class C shares were charged

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)
$40,650 pursuant to the Distribution Plan.
(c) Under the shareholder services plan (the “Shareholder Services Plan”), Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to service agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to service agents. During the period ended April 30, 2026, Class A and Class C shares were charged $34,938 and $13,550, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Consolidated  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Consolidated Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2026, the fund was charged $3,890 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2026, the fund was charged $57,539 pursuant to the custody agreement.
During the period ended April 30, 2026, the fund was charged $18,832 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in theConsolidated Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Consolidated Statement of Operations. During the period ended April 30, 2026, the Custodian was compensated $10,000 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Consolidated Statement of Assets and Liabilities consist of: management fee of $524,164, Subsidiary management fee of $72,602, Distribution Plan fees of $6,407, Shareholder Services Plan fees of $7,967, Custodian fees of $54,150, Chief Compliance Officer fees of $6,344, Transfer Agent fees of $1,663 and shareholder and regulatory reports service fees of $10,000, which are offset against an expense reimbursement currently in effect in the amount of $78,716.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and derivatives, during the period ended April 30, 2026, amounted to $332,087,115 and $503,561,950, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended April 30, 2026 is discussed below.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)
Deposits with Broker: The amount included in Cash collateral held by broker in the Consolidated Statement of Asset and Liabilities represents cash balances that are held by a broker, including collateral required for derivative contracts. Any income earned on cash balances held by a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity risk and interest risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Consolidated Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Consolidated Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2026 are set forth in the fund’s Consolidated Schedule of Investments.
Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of equities risk and interest rate risk or as a substitute for an investment. The fund is subject to market risk and interest rate risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.
As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the underlying price of the instrument above the strike price, respectively.
As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.
As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The risk of non-payment may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Consolidated Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. Options purchased and written open at April 30, 2026 are set forth in the Consolidated Schedule of Investments.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Consolidated Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)
generally limited to the unrealized gain on each open contract. The risk of non-payment may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at April 30, 2026 are set forth in the Consolidated Schedule of Investments.
Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Consolidated Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Consolidated Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Consolidated Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The risk of non-payment is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The underlying reference asset could be a security, an index, or basket of investments. Total return swaps open at April 30, 2026 are set forth in the Consolidated Schedule of Investments.
Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the Schedule of Investments, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at April 30, 2026 are set forth in the Schedule of Investments.
GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Schedule of Investments and disclosures within this Note.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)
The following tables show the  fund’s exposure to different types of market risk as it relates to the Consolidated Statement of Assets and Liabilities and the Consolidated Statement of Operations, respectively.
Fair value of derivative instruments as of April 30, 2026 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Interest Rate Risk	3,203,047 (1)	Interest Rate Risk	(30,962)(1)
Equity Risk	8,434,804 (1),(2),(3)	Equity Risk	(2,182,571)(2),(4)
Foreign Exchange Risk	1,704,553 (5)	Foreign Exchange Risk	(5,709,268)(5)
Credit Risk	-	Credit Risk	(332,549)(2)
Gross fair value of derivative contracts	13,342,404		(8,255,350)

Consolidated Statement of Assets and Liabilities location:
(1)
Includes cumulative appreciation (depreciation) on futures as reported in the Consolidated Schedule of Investments, but only the unpaid variation margin is reported in the Consolidated Statement of Assets and Liabilities.

(2)
Includes cumulative appreciation (depreciation) on swap agreements as reported in the Consolidated Schedule of Investments. Unrealized appreciation
(depreciation) on OTC swap agreements and only unpaid variation margin on centrally cleared swap agreements, is reported in the Consolidated Statement of
Assets and Liabilities.

(3)	Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
(4)	Outstanding options written, at value.
(5)	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
The effect of derivative instruments in the Consolidated Statement of Operations during the period ended April 30, 2026 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Options Transactions(2)	Forward Contracts(3)	Swap Agreements(4)	Total
Interest Rate	(2,967,764)	(940,520)	-	-	(3,908,284)
Equity	4,482,772	(4,522,483)	-	(3,390,317)	(3,430,028)
Foreign Exchange	-	-	(4,104,386)	-	(4,104,386)
Credit	-	-	-	30,122	30,122
Total	1,515,008	(5,463,003)	(4,104,386)	(3,360,195)	(11,412,576)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(5)	Options Transactions(6)	Forward Contracts(7)	Swap Agreements(8)	Total
Interest Rate	3,818,176	404,864	-	-	4,223,040
Equity	(1,612,620)	(720,645)	-	7,223,053	4,889,788
Foreign Exchange	-	-	(7,196,225)	-	(7,196,225)
Credit	-	-	-	(332,549)	(332,549)
Total	2,205,556	(315,781)	(7,196,225)	6,890,504	1,584,054

Consolidated Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net realized gain (loss) on options transactions.
(3)	Net realized gain (loss) on forward foreign currency exchange contracts.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)
(4)	Net realized gain (loss) on swap agreements.
(5)	Net change in unrealized appreciation (depreciation) on futures.
(6)	Net change in unrealized appreciation (depreciation) on options transactions.
(7)	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
(8)	Net change in unrealized appreciation (depreciation) on swap agreements.
The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Consolidated Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Consolidated Statement of Assets and Liabilities.
At April 30, 2026, derivative assets and liabilities (by type) on a gross basis are as follows:
Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	3,268,236	(30,962)
Options	5,570,514	(1,803,312)
Forward contracts	1,704,553	(5,709,268)
Swap agreements	2,799,101	(711,808)
Total gross amount of derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	13,342,404	(8,255,350)
Derivatives not subject to Master Agreements	(8,838,750)	2,166,823
Total gross amount of assets and liabilities subject to Master Agreements	4,503,654	(6,088,527)
The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2026:
Counterparty	Gross Amount of Assets ($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)(2)	Net Amount of Assets ($)
Barclays Capital, Inc.	2,066,052	(227,175)	(1,800,000)	38,877
CIBC World Markets Corp.	254,368	(254,368)	-	-
Citigroup Global Markets, Inc.	3,665	(3,665)	-	-
Goldman Sachs & Co. LLC	804,307	-	(770,000)	34,307
RBS Securities, Inc.	211,438	(211,438)	-	-
State Street Bank & Trust Company	1,071,225	(1,071,225)	-	-
UBS Securities LLC	92,599	(92,599)	-	-
Total	4,503,654	(1,860,470)	(2,570,000)	73,184

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

Counterparty	Gross Amount of Liabilities($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)(2)	Net Amount of Liabilities ($)
Barclays Capital, Inc.	(227,175)	227,175	-	-
CIBC World Markets Corp.	(282,184)	254,368	-	(27,816)
Citigroup Global Markets, Inc.	(875,627)	3,665	600,000	(271,962)
J.P. Morgan Securities LLC	(876,673)	-	370,000	(506,673)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(379,259)	-	379,259	-
RBS Securities, Inc.	(848,930)	211,438	637,492	-
State Street Bank & Trust Company	(2,288,351)	1,071,225	1,200,000	(17,126)
UBS Securities LLC	(310,328)	92,599	-	(217,729)
Total	(6,088,527)	1,860,470	3,186,751	(1,041,306)

(1)	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Consolidated Statement of Assets and Liabilities.
(2)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended April 30, 2026:
Average Market Value ($)
Futures:
Equity Futures Long	26,115,302
Interest Rate Futures Long	32,987,267
Interest Rate Futures Short	134,469,085
Options Contracts:
Equity Purchased Options	4,963,768
Equity Written Options	1,332,355
Interest Rate Purchased Options	83,585
Forward Contracts:
Forward Contracts Purchased in USD	132,894,569
Forward Contracts Sold in USD	389,228,584
The following table summarizes the monthly average notional value of swap agreements outstanding during the period ended April 30, 2026:
Average Notional Value ($)
Swap Agreements:
Equity Total Return Swaps Pays Fixed Rate	96,158,669
Credit Default Swaps Buy Protection	3,650,659
At April 30, 2026, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $65,978,559, consisting of $96,621,994 gross unrealized appreciation and $30,643,435 gross unrealized depreciation.
At April 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Consolidated Schedule of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Consolidated Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $63,236.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on March 5-6, 2026, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management Limited (the “Sub-Adviser” or “NIM”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Management Agreement and Sub-Investment Advisory Agreement, the “Agreements”) between NIM and Newton Investment Management North America, LLC (“NIMNA”), pursuant to which NIM may use the investment advisory personnel, resources and capabilities available at its sister company, NIMNA, in providing the day-to-day management of the fund’s investments. The fund also may gain investment exposure to global commodity markets through investments in a wholly-owned and controlled subsidiary of the fund (the “Subsidiary”) that principally invests directly in commodity-related instruments, including futures and options contracts, swap agreements and pooled investment vehicles that invest in commodities. The Subsidiary has the same investment objective, investment adviser and sub-adviser as the fund, although the Subsidiary’s agreements with the Adviser and the Sub-Adviser are not subject to approval by the Board. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional absolute-return funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional absolute-return funds (the “Performance Universe”), all for various periods ended December 31, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of institutional absolute-return funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods under review, except for three-, four-, and five-year periods when the fund’s total return performance was below the Performance Group and Performance

Universe medians. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during certain periods under review and noted that the portfolio managers are very experienced with a good long-term track record and continued to apply a consistent investment strategy. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s broad-based benchmark index, and it was noted that the fund’s returns were above the returns of the index in seven of the ten calendar years shown.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for an expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were lower than the Expense Group median and approximately equivalent to the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, until February 28, 2027, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed ..90%. The Adviser also has contractually agreed, for so long as the fund invests in the Subsidiary, to waive receipt of the management fee payable to the Adviser by the Subsidiary.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Sub-Adviser for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board was generally satisfied with the fund’s overall performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

© 2026 BNY Mellon Securities Corporation
Code-6278NCSRSA0426

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable. (a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Advantage Funds, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: June 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: June 22, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: June 22, 2026

EXHIBIT INDEX

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)